SHARE-BASED COMPENSATION - Schedule of Outstanding Share Units For RSUs and DSUs (Details)	6 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 1.65	$ 2.11
Weighted average exercise price of stock options granted (in CA$ per share)	1.35	2.75
Weighted average exercise price of stock options forfeited (in CA$ per share)	2.30	9.85
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	$ 1.58	$ 2.17
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share, outstanding, beginning of year (in shares) | shares	897,240	297,658
Granted (in shares) | shares	2,130,417	811,458
Settled (in shares) | shares	(1,628)	0
Forfeited (in shares) | shares	(102,255)	(22,499)
Number of share, outstanding, end of year (in shares) | shares	2,923,774	1,086,617
Vested (in shares) | shares	419,576	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 3.99	$ 8.35
Weighted average exercise price of stock options granted (in CA$ per share)	1.35	2.75
Weighted average exercise price of stock options settled (in CA$ per option)	23.02	0
Weighted average exercise price of stock options forfeited (in CA$ per share)	2.51	9.25
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	2.11	4.15
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 1.50	$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share, outstanding, beginning of year (in shares) | shares	779,975	301,091
Granted (in shares) | shares	0	224,342
Settled (in shares) | shares	(30,981)	0
Number of share, outstanding, end of year (in shares) | shares	748,994	525,433
Vested (in shares) | shares	748,994	525,433
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 3.21	$ 4.23
Weighted average exercise price of stock options granted (in CA$ per share)	0	2.85
Weighted average exercise price of stock options settled (in CA$ per option)	2.79	0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	3.23	3.64
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 3.23	$ 3.64